STI CLASSIC FUNDS


                                   Flex Shares


                            MID CAP VALUE EQUITY FUND

                              STRATEGIC INCOME FUND

                                  VANTAGE FUND


                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")



     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


-----------------                                                     PROSPECTUS
STI CLASSIC FUNDS                                              NOVEMBER 30, 2001
-----------------

                              ABOUT THIS PROSPECTUS

     The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). Each Fund has individual investment goals and strategies. This prospectus gives you important information about the Flex Shares of the Mid Cap Value Equity Fund, Strategic Income Fund and Vantage Fund that you should know before investing. Please read this prospectus and keep it for future reference.

     THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                         PAGE
                                                                         ----

     MID CAP VALUE EQUITY FUND......................................       1

     STRATEGIC INCOME FUND..........................................       4

     VANTAGE FUND ..................................................       7

     MORE INFORMATION ABOUT RISK....................................      11

     MORE INFORMATION ABOUT FUND INVESTMENTS........................      12

     INVESTMENT ADVISER.............................................      13

     PORTFOLIO MANAGERS.............................................      13

     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................      13

     DIVIDENDS AND DISTRIBUTIONS....................................      17

     TAXES..........................................................      17

     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE STI CLASSIC FUNDS......................................  Back Cover


                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

     Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MID CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                              Capital appreciation
  SECONDARY                            Current income

INVESTMENT FOCUS                       U.S. mid-cap common stocks

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify  undervalued mid-cap
                                       stocks

INVESTOR PROFILE                       Investors  who  primarily  want the value
                                       of their investment to grow, but want to receive some income from their investment


INVESTMENT STRATEGY

The Mid Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of mid-sized companies (I.E., companies with market capitalizations between approximately $1 billion and $12 billion) that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The Mid Cap Value Equity Fund commenced operations on November 30, 2001, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                                                                       FLEX SHARES
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                         None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 2.00%*
-----------------------------------------------------------------------------------------------------

* This charge is imposed if you sell your Flex shares within one year of your purchase. See "How to Sell Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                       FLEX SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                  1.25%
Distribution and Service (12b-1) Fees                                                     0.50%*
Other Expenses                                                                            0.25%**
                                                                                          -----
Total Annual Fund Operating Expenses                                                      2.00%***
-----------------------------------------------------------------------------------------------------

  * The Fund may charge a maximum 12b-1 fee of 1.00%, but expects to charge no more than 0.50% for the current fiscal year.

 **  Other Expenses are estimated.

*** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser and the Distributor intend to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

          Mid Cap Value Equity Fund -- Flex Shares        1.90%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $453                       $779

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $253                       $779

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser and "Distribution of Fund Shares."

STRATEGIC INCOME FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                               Current income
  SECONDARY                             Preservation of capital

INVESTMENT FOCUS                        High yield corporate, government, and
                                        other debt instruments of U.S. and non
                                        U.S. issuers

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Attempts to increase income while
                                        reducing share price volatility through
                                        diversification across these major
                                        sectors of the fixed income market

INVESTOR PROFILE                        Investors who seek high current income
                                        with reduced risk of share price
                                        volatility

INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The Strategic Income Fund commenced operations on November 30, 2001, and therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     FLEX SHARES
---------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)               2.00%*
---------------------------------------------------------------------------------------------------

* This charge is imposed if you sell your Flex shares within one year of your purchase. See "How to Sell Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                     FLEX SHARES
---------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.85%
Distribution and Service (12b-1) Fees                                                   0.50%*
Other Expenses                                                                          0.28%**
                                                                                        -----
Total Annual Fund Operating Expenses                                                    1.63%***
---------------------------------------------------------------------------------------------------

  * The Fund may charge a maximum 12b-1 fee of 1.00%, but expects to charge no more than 0.50% for the current fiscal year.

 **  Other Expenses are estimated.

*** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser and the Distributor intend to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

          Strategic Income Fund -- Flex Shares            1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $416                       $667

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $216                       $667

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

VANTAGE FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                               Long-term capital appreciation
  SECONDARY                             Hedge against periodic declines in
                                        equity markets

INVESTMENT FOCUS                        U.S. common stocks

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify undervalued and
                                        overvalued stocks

INVESTOR PROFILE                        Aggressive investors with long-term
                                        investment goals who are willing to
                                        accept significant volatility for the
                                        possibility of higher returns.

INVESTMENT STRATEGY

The Vantage Fund establishes long and short positions primarily in common stocks of U.S. companies. Using fundamental analysis, the Adviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that it believes will underperform their peers. A long position is established when the Adviser purchases a stock outright, and a short position is established when the Adviser sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from declines in securities prices. The Adviser may also seek to enhance returns by purchasing securities with borrowed money. This investment technique, known as "leveraging," increases investment risk, but also increases investment opportunity. The Fund may borrow up to 33.33% of its assets (including the amount borrowed). From time to time, the Adviser may take defensive positions in cash or short-term debt securities in an attempt to moderate extreme volatility caused by adverse market conditions.

The Adviser seeks to identify long and short opportunities by utilizing both "bottom-up" and "top-down" fundamental analysis methodologies. "Bottom-up"
analysis is employed to evaluate the competitive advantages and market sustainability of individual companies. "Top-down" analysis is used to assess the relative attractiveness of investment opportunities within the context of industry, macro-economic and financial market trends. Using top-down analysis, the Adviser rotates the Fund's investments among various market sectors, making periodic adjustments to the amount of assets allocated to long and short positions of stocks within the same market sector. To execute its sector rotation strategy efficiently, the Adviser may establish long or short positions in securities that represent indexes or other groups of stocks, such as exchange traded funds. For a complete list of investment techniques that may be employed by the fund, please see the Statement of Additional Information.

The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund will buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it establishes long and short positions in common stocks, the Fund is subject to the risk that stock prices will rise and fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report unexpected results or be affected considerably by industry and/or economic trends and developments. The prices of stocks issued by such companies may change substantially in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Since the Fund engages in selling stocks short, the risk of price volatility may be greater in this fund than in long-only equity mutual funds. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is theoretically unlimited.

The Fund may engage in hedging transactions to reduce the risks of its investments in equity securities. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The practice of sector rotation will result in increased exposure to risks inherent in particular industries or sectors. Different industries and sectors may be more or less susceptible to changes in economic conditions, including, for example, interest rates, inflation rates, industry conditions, competition, technological developments, trade relationships, political and diplomatic events and trends. Concentrations in sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

The small and medium capitalization companies in which the Fund invests may be more vulnerable to unexpected business or economic events than larger, more established companies. In particular, these small and medium companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The Vantage Fund commenced operations on November 30, 2001, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                                                                    FLEX SHARES
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                                         None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)              2.00%*

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                                 None

Redemption Fee (as a percentage of amount redeemed, if applicable)                     1.00%*

Exchange Fee                                                                            None

Maximum Account Fee                                                                     None
-------------------------------------------------------------------------------------------------

* This charge is imposed if you sell your Flex shares within one year of your purchase. See "How to Sell Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                                    FLEX SHARES
-------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                               1.60%
Distribution and Service (12b-1) Fees                                                  0.50%*
Other Expenses                                                                         0.39%**
                                                                                       -----
Total Annual Fund Operating Expenses                                                   2.49%***
-------------------------------------------------------------------------------------------------

  * The Fund may charge a maximum 12b-1 fee of 1.00%, but expects to charge no more than 0.50% for the current fiscal year.

 **  Other Expenses are estimated.

*** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser and the Distributor intend to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser and the Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

          Vantage Fund -- Flex Shares                     2.39%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $502                       $924

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

          1 YEAR                     3 YEARS
           $302                       $924

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

EQUITY RISK

MID CAP VALUE EQUITY FUND

VANTAGE FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

STRATEGIC INCOME FUND

Investments  in  securities  of foreign  companies  or  governments  can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U. S. companies or governments. Transaction costs are generally higher than those in the U. S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.
S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable the non-recovered portion will reduce the income received from the securities comprising the portfolio.

HEDGING RISKS

VANTAGE FUND

Hedging is a strategy designed to offset investment risks. The Vantage Fund's hedging activities include primarily short sales, but may also include among other things, forwards, options and futures. There are risks associated with hedging activities, including:

     o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

     o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

     o There may not be a liquid secondary market for a futures contract or option;

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

LEVERAGING RISK

VANTAGE FUND

Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

     o A fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

     o There may be an imperfect or no correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.

     o Although the funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the funds may be unable to close out their futures or options contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

     DERIVATIVES RISKS

     VANTAGE FUND

     The Funds may use derivatives to attempt to achieve their investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Funds hold cash or U.S. government securities.

     SHORT SALES

     VANTAGE FUND

     Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Potential losses associated with a short sale are theoretically unlimited, since prices of the stocks being sold short have unlimited appreciation potential.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Mid Cap Value Equity Fund has been team managed since Novenber 2001 by Mr. Mills Riddick, CFA, Mr. Dan Lewis, Mr. Brett Barner, CFA and Mr. Don Wordell, MBA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. since 1994. Mr. Riddick has more than 19 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has more than 9 years of investment experience. Mr. Barner has served as Vice president of Trusco since July 2000, after serving as a Managing Director of STI since 1994. Mr. Barner has more than 17 years of investment experience. Mr. Wordell has served as a Portfolio Manager since joining Trusco in 1996. He is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts and has more than 5 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as Managing Director. He has managed the Strategic Income Fund since it began operating in November 2001. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 16 years of investment experience.

The Vantage Fund is managed by Mr. Alan S. Kelley. Mr. Kelly joined Trusco in 1999 and serves as Vice President. He has managed the Vantage Fund since it began operating in November 2001. Prior to joining Trusco, Mr. Kelley served as Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 8 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

     o    Mail

     o    Telephone (1-800-874-4770)

     o    Wire

     o    Automated Clearing House (ACH)

You may also buy shares through Investment Representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Funds shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares of the Vantage Fund for the first time, you must invest at least $25,000 in the Fund. Your subsequent investments in the Vantage Fund must be made in amounts of at least $1,000. To purchase shares for an individual retirement account (IRA) or other tax qualified account only, you must invest at least $2,000. The Vantage Fund may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investment from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons:

     o    to make  certain  withdrawals  from a retirement  plan (not  including
          IRAs);

     o    because of death or disability;

     o for certain payments under the Systematic Withdrawal Plan (which is discussed later); or

     o for exchanges from Trust or Investor Shares to Flex Shares where the total accumulated period from the original date of purchase is at least one year.

OFFERING PRICE OF FUND SHARES

The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.

REDEMPTION FEE

The Vantage Fund charges a redemption fee of 1.00% on redemptions of shares that have been held for less than one year from the date of purchase. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Vantage Fund.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum for Flex Shares is $5,000. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Currently, you may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests. You may exchange Flex Shares of any Fund for Flex Shares of any other Fund. Again, the CDSC will be computed as of the original date of purchase.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Flex Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income quarterly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                    [This page is intentionally left blank.]

                               STI CLASSIC FUNDS

           HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 30, 2001, includes detailed information about the STI Classic Funds.
The SAI is on file with the SEC and is
incorporated by reference into this prospectus.
This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.





TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL
REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-428-6970


BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website
("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call
202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic
Funds' Investment Company Act registration number is 811-06557.


STI-PS-010-0100

                                STI CLASSIC FUNDS



                                  Trust Shares


                            MID CAP VALUE EQUITY FUND
                              STRATEGIC INCOME FUND
                                  VANTAGE FUND


                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")





     The Securities and Exchange Commission has not approved or disapproved these securities
                 or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                                                      PROSPECTUS
STI CLASSIC FUNDS                                              NOVEMBER 30, 2001

                              ABOUT THIS PROSPECTUS

     The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). Each Fund has individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Mid Cap Value Equity Fund, Strategic Income Fund and Vantage Fund that you should know before investing. Please read this prospectus and keep it for future reference.

     THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
                                                                      ----

     MID CAP VALUE EQUITY FUND...................................       1

     STRATEGIC INCOME FUND.......................................       3

     VANTAGE FUND ...............................................       5

     MORE INFORMATION ABOUT RISK.................................       8

     MORE INFORMATION ABOUT FUND INVESTMENTS.....................       9

     INVESTMENT ADVISER..........................................      10

     PORTFOLIO MANAGERS..........................................      10

     PURCHASING AND SELLING FUND SHARES..........................      10

     DIVIDENDS AND DISTRIBUTIONS.................................      12

     TAXES.......................................................      13

     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE STI CLASSIC FUNDS...................................  Back Cover


                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

     Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

     Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

     The value of your investment in a Fund is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MID CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                        Capital appreciation
  SECONDARY                      Current income

INVESTMENT FOCUS                 U.S. mid-cap common stocks

SHARE PRICE VOLATILITY           Moderate

PRINCIPAL INVESTMENT STRATEGY    Attempts to identify undervalued mid-cap stocks

INVESTOR PROFILE                 Investors  who  primarily  want  the  value  of
                                 their investment to grow, but want to receive some income from their investment


INVESTMENT STRATEGY

The Mid Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of mid-sized companies (I.E., companies with market capitalizations between approximately $1 billion and $12 billion) that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The Mid Cap Value Equity Fund commenced operations on November 30, 2001, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          TRUST SHARES
-----------------------------------------------------------------------

Investment Advisory Fees                                     1.25%
Other Expenses                                               0.15%*
-----------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.40%**

 *   Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

          Mid Cap Value Equity Fund -- Trust Shares    1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR                    3 YEARS
          $143                       $443

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

STRATEGIC INCOME FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                         Current income
  SECONDARY                       Preservation of capital

INVESTMENT FOCUS                  High yield  corporate,  government,  and other
                                  debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to  increase  income  while  reducing
                                  share price volatility through diversification across three major sectors of the fixed income market

INVESTOR PROFILE                  Investors  who seek high  current  income with
                                  reduced risk of share price volatility


INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The Strategic Income Fund commenced operations on November 30, 2001, and therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                            TRUST SHARES
------------------------------------------------------------------------

Investment Advisory Fees                                       0.85%
Other Expenses                                                 0.20%*
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.05%**

 *   Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

         Strategic Income Fund-- Trust Shares           0.95%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR                    3 YEARS
          $107                       $334

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VANTAGE FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                        Long-term capital appreciation
  SECONDARY                      Hedge  against  periodic   declines  in  equity
                                 markets

INVESTMENT FOCUS                 U.S. common stocks

SHARE PRICE VOLATILITY           High

PRINCIPAL INVESTMENT STRATEGY    Attempts to identify undervalued and overvalued
                                 stocks

INVESTOR PROFILE                 Aggressive  investors with long-term investment
                                 goals who are  willing  to  accept  significant
                                 volatility   for  the   possibility  of  higher
                                 returns.


INVESTMENT STRATEGY

The Vantage Fund establishes long and short positions primarily in common stocks of U.S. companies. Using fundamental analysis, the Adviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that it believes will underperform their peers. A long position is established when the Adviser purchases a stock outright, and a short position is established when the Adviser sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from declines in securities prices. The Adviser may also seek to enhance returns by purchasing securities with borrowed money. This investment technique, known as "leveraging," increases investment risk, but also increases investment opportunity. The Fund may borrow up to 33.33% of its assets (including the amount borrowed). From time to time, the Adviser may take defensive positions in cash or short-term debt securities in an attempt to moderate extreme volatility caused by adverse market conditions.

The Adviser seeks to identify long and short opportunities by utilizing both "bottom-up" and "top-down" fundamental analysis methodologies. "Bottom-up"
analysis is employed to evaluate the competitive advantages and market sustainability of individual companies. "Top-down" analysis is used to assess the relative attractiveness of investment opportunities within the context of industry, macro-economic and financial market trends. Using top-down analysis, the Adviser rotates the Fund's investments among various market sectors, making periodic adjustments to the amount of assets allocated to long and short positions of stocks within the same market sector. To execute its sector rotation strategy efficiently, the Adviser may establish long or short positions in securities that represent indexes or other groups of stocks, such as exchange traded funds. For a complete list of investment techniques that may be employed by the fund, please see the Statement of Additional Information.

The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund will buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it establishes long and short positions in common stocks, the Fund is subject to the risk that stock prices will rise and fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report unexpected results or be affected considerably by industry and/or economic trends and developments. The prices of stocks issued by such companies may change substantially in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Since the Fund engages in selling stocks short, the risk of price volatility may be greater in this fund than in long-only equity mutual funds. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is theoretically unlimited.

The Fund may engage in hedging transactions to reduce the risks of its investments in equity securities. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The practice of sector rotation will result in increased exposure to risks inherent in particular industries or sectors. Different industries and sectors may be more or less susceptible to changes in economic conditions, including, for example, interest rates, inflation rates, industry conditions, competition, technological developments, trade relationships, political and diplomatic events and trends. Concentrations in sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

The small and medium capitalization companies in which the Fund invests may be more vulnerable to unexpected business or economic events than larger, more established companies. In particular, these small and medium companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

The Vantage Fund commenced operations on November 30, 2001, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                                                    TRUST SHARES
--------------------------------------------------------------------------------

Redemption Fee (as a percentage of amount redeemed, if applicable)     1.00%*
--------------------------------------------------------------------------------

* This charge is imposed if you sell your Trust shares within one year of your purchase. See "How to Sell Your Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                    TRUST SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.60%
Other Expenses                                                         0.35%*
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.95%**

 *   Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year are expected to be less than the amount shown above because the Adviser intends to waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these fee waivers at any time. With these fee waivers, the Fund's actual total operating expenses would be as follows:

          Vantage Fund-- Trust Shares        1.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR                    3 YEARS
          $198                       $612

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

EQUITY RISK

MID CAP VALUE EQUITY FUND

VANTAGE FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

STRATEGIC INCOME FUND

Investments  in  securities  of foreign  companies  or  governments  can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U. S. companies or governments. Transaction costs are generally higher than those in the U. S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.
S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable the non-recovered portion will reduce the income received from the securities comprising the portfolio.

HEDGING RISKS

VANTAGE FUND

Hedging is a strategy designed to offset investment risks. The Vantage Fund's hedging activities include primarily short sales, but may also include among other things, forwards, options and futures. There are risks associated with hedging activities, including:

     o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

     o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

     o There may not be a liquid secondary market for a futures contract or option;

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

LEVERAGING RISK

VANTAGE FUND

Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

     o A fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

     o There may be an imperfect or no correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.

     o Although the funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the funds may be unable to close out their futures or options contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

     DERIVATIVES RISKS

     VANTAGE FUND

     The Funds may use derivatives to attempt to achieve their investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Funds hold cash or U.S. government securities.

     SHORT SALES

     VANTAGE FUND

     Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Potential losses associated with a short sale are theoretically unlimited, since prices of the stocks being sold short have unlimited appreciation potential.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser (Adviser) makes investment decisions for the Fund and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of June 30, 2001, Trusco had in excess of $45 billion in assets under management.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Mid Cap Value Equity Fund has been team managed since November 2001 by Mr. Mills Riddick, CFA, Mr. Dan Lewis, Mr. Brett Barner, CFA and Mr. Don Wordell, MBA. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI), a subsidiary of SunTrust Banks, Inc. since 1994. Mr. Riddick has more than 19 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has more than 9 years of investment experience. Mr. Barner has served as Vice president of Trusco since July 2000, after serving as a Managing Director of STI since 1994. Mr. Barner has more than 17 years of investment experience. Mr. Wordell has served as a Portfolio Manager since joining Trusco in 1996. He is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts and has more than 5 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as Managing Director. He has managed the Strategic Income Fund since it began operating in November 2001. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 16 years of investment experience.

The Vantage Fund is managed by Mr. Alan S. Kelley. Mr. Kelley joined Trusco in 1999 and serves as Vice President. He has managed the Vantage Fund since it began operating in November 2001. Prior to joining Trusco, Mr. Kelley served as Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 8 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or their shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT  YOUR  PURCHASE AND SALE  REQUESTS TO SUNTRUST OR OTHER
FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares of the Vantage Fund for the first time, you must invest at least $25,000 in the Fund. Your subsequent investments in the Vantage Fund must be made in amounts of at least $1,000. To purchase shares for an individual retirement account (IRA) or other tax qualified account only, you must invest at least $2,000. The Vantage Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

REDEMPTION FEE

The Vantage Fund charges a redemption fee of 1.00% on redemptions of shares that have been held for less than one year from the date of purchase. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Vantage Fund.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income quarterly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                               STI CLASSIC FUNDS
           HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS


INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated November 30, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


FROM THE SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.